RBC Emerging Markets ex-China Equity Fund Expense Example - RBC Emerging Markets ex-China Equity Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 684
Expense Example, with Redemption, 3 Years	1,024
Expense Example, with Redemption, 5 Years	1,386
Expense Example, with Redemption, 10 Years	2,404
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	716
Expense Example, with Redemption, 10 Years	1,634
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	786
Expense Example, with Redemption, 10 Years	$ 1,799